Related Party Disclosures	12 Months Ended
Dec. 31, 2011
Related Party Disclosures:
Related Party Transactions Disclosure

Note 19. Related Party Transactions

Significant account balance with related company as of December 31 are summarized as follows:

Related party	Nature of Relationship	Account balance	2011	2010
	MAMI’s		461,320	-
Meridian Medical, Inc.	minority shareholder	Account Receivables
			~~W~~461,320	~~W~~  -

In 2010, the Company recognized ~~W~~ 602,872 bad debt expenses and wrote off all remaining balance of

~~W~~ 1,686,454 in regard to account receivables of Meridian Medical, Inc (“MMI”).

Significant transactions with related company for the years ended December 31, 2011, 2010 and 2009 are summarized as follows:

Related party	Transactions	2011	2010	2009
Meridian Medical, Inc.	Sales	~~W~~1,102,372	~~W~~ 746,812	~~W~~ 652,436
	Service fees	-	117,872	313,234
		~~W~~1,102,372	~~W~~ 864,684	~~W~~ 965,670

In June 2004, the Company entered into an exclusive distribution agreement with MMI. Under the agreement, MMI was entitled to an exclusive distribution right in North American Market.

However, as of December 31, 2011, MMI is no longer a related party as minority shareholder since the Company disposed all remaining shares in MAMI in September 2011.